INVENTORY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORY
Raw materials	$ 500,263	$ 301,693	$ 175,487
Work in progress		2,435	171,599
Finished goods	118,387	14,007	51,470
Total inventory	618,650	318,135	398,556
Research and development supplies	671,845	1,274,653	1,274,653
Inventory expensed to cost of goods sold	$ 458,436	$ 366,258	$ 752,810